Form N-1A Cover	Dec. 31, 2023
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Capital Group Fixed Income ETF Trust
Entity Central Index Key	0001870117
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2023
Prospectus Date	May 30, 2024